Annual Total Returns (Vanguard S&P Small-Cap 600 Index Fund - ETF Shares ETF) (Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2014
Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - ETF Shares
Annual Total Return
2013	41.05%
2012	16.18%
2011	0.77%